Consolidated Schedule of Investments (unaudited) March 31, 2019	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 55.9%

Australia — 0.3%
AGL Energy Ltd.	94,583	$1,462,044
BHP Group Ltd.	5,685	155,390
Newcrest Mining Ltd.	840,661	15,224,397
Quintis HoldCo Pty. Ltd. (Acquired 10/22/18, cost $5,761,227)(a)(b)(c)(t)	10,892,000	5,491,044
Rio Tinto Ltd.	6,171	429,759
Stockland	243,260	665,382

		23,428,016

Belgium — 0.0%
Anheuser-Busch InBev SA	1,574	132,128

Brazil — 0.5%
Azul SA, ADR(b)(d)	953,690	27,857,285
B3 SA - Brasil Bolsa Balcao(b)	2,043	16,635
Banco Santander Brasil SA	14,265	158,959
Notre Dame Intermedica Participacoes SA	2,409,828	20,107,802
Petrobras Distribuidora SA	88,323	521,995
TIM Participacoes SA(b)	31,551	95,732
Vale SA	5,274	68,886

		48,827,294

Canada — 1.7%
Canadian National Railway Co.	9,205	824,031
Canadian Pacific Railway Ltd.	3,871	797,576
Enbridge, Inc.	1,258,862	45,593,535
Goldcorp, Inc.	5,651	64,657
Husky Energy, Inc.	2,357	23,370
Imperial Oil Ltd.	26,090	712,211
Manulife Financial Corp.	72,191	1,220,875
Nutrien Ltd.	14,624	771,280
Suncor Energy, Inc.	1,371,671	44,454,725
Teck Resources Ltd., Class B	34,073	788,369
TransCanada Corp.	1,062,407	47,716,293
Wheaton Precious Metals Corp.	662,780	15,776,579

		158,743,501

Chile — 0.0%
Cia Cervecerias Unidas SA, ADR(d)	64,472	1,899,345

China — 1.6%
Agile Group Holdings Ltd.	312,000	506,427
Agricultural Bank of China Ltd., Class H	579,000	267,651
Alibaba Group Holding Ltd., ADR(b)	113,321	20,675,416
Angang Steel Co. Ltd., Class H	226,000	165,584
Angel Yeast Co. Ltd., Class A	1,053,512	4,224,457
Anhui Conch Cement Co. Ltd., Class A	36,300	206,150
Anhui Conch Cement Co. Ltd., Class H	107,500	657,783
BAIC Motor Corp. Ltd., Class H(e)	40,000	26,183

Security	Shares	Value

China (continued)
Baidu, Inc., ADR(b)	4,667	$769,355
Bank of China Ltd., Class H	168,000	76,351
Beijing Capital International Airport Co. Ltd., Class H	1,374,000	1,305,036
Beijing Enterprises Holdings Ltd.	86,000	488,344
CGN Power Co. Ltd., Class H(e)	261,000	72,850
China CITIC Bank Corp. Ltd., Class H	713,000	454,654
China Communications Services Corp. Ltd., Class H	184,000	164,406
China Construction Bank Corp., Class H	284,000	243,777
China Hongqiao Group Ltd.	298,500	224,981
China Longyuan Power Group Corp. Ltd., Class H	29,000	20,205
China Mobile Ltd.	121,000	1,234,724
China Petroleum & Chemical Corp., Class A	756,700	644,453
China Petroleum & Chemical Corp., Class H	1,896,000	1,504,790
China Resources Beer Holdings Co. Ltd.	86,000	362,734
China Resources Cement Holdings Ltd.	814,000	843,386
China Resources Gas Group Ltd.	86,000	406,002
China Resources Power Holdings Co. Ltd.	12,000	18,048
China Shenhua Energy Co. Ltd., Class H	282,000	643,578
CITIC Ltd.	306,000	457,445
CNOOC Ltd.	580,000	1,080,355
Country Garden Holdings Co. Ltd.	143,000	223,900
Country Garden Services Holdings Co. Ltd.(b)	70,321	131,299
Daqin Railway Co. Ltd., Class A	20,600	25,539
Dongfeng Motor Group Co. Ltd., Class H	140,000	140,450
Fosun International Ltd.	473,000	803,641
Industrial & Commercial Bank of China Ltd., Class H	1,666,000	1,223,485
Jiangsu Expressway Co. Ltd., Class H	28,000	39,620
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	189,300	3,670,455
Kweichow Moutai Co. Ltd., Class A	109,100	13,831,085
Logan Property Holdings Co. Ltd.	28,000	46,445
Luzhou Laojiao Co. Ltd., Class A	310,800	3,073,190
New Oriental Education & Technology Group, Inc., ADR(b)	143,875	12,961,699
PetroChina Co. Ltd., Class H	218,000	142,706
Sany Heavy Industry Co. Ltd., Class A	128,100	243,081
SINA Corp.(b)	6,517	386,067
Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,482,000	706,606
TAL Education Group, ADR(b)	347,049	12,521,528
Tencent Holdings Ltd.	1,077,100	49,533,457
Tencent Music Entertainment Group, ADR(b)	8,149	147,497
Tingyi Cayman Islands Holding Corp.	118,000	194,782
Tsingtao Brewery Co. Ltd., Class H	66,000	311,379
Want Want China Holdings Ltd.	4,192,000	3,487,217
Wuliangye Yibin Co. Ltd., Class A	228,000	3,217,362
Yanzhou Coal Mining Co. Ltd., Class H	300,000	295,214
Yum China Holdings, Inc.	86,519	3,885,568
Zhejiang Expressway Co. Ltd., Class H	308,000	353,560
Zijin Mining Group Co. Ltd., Class A	75,500	39,222
Zijin Mining Group Co. Ltd., Class H	1,022,000	423,138

		149,804,317

Czech Republic — 0.1%
CEZ A/S	157,820	3,708,752

Denmark — 0.1%
Carlsberg A/S, Class B	12,804	1,601,117
Danske Bank A/S	6,600	116,013

1

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Denmark (continued)
Novo Nordisk A/S, Class B	176,624	$9,231,319

		10,948,449

Finland — 0.0%
Nokia OYJ	140,585	800,860

France — 2.3%
Cie de Saint-Gobain	102,238	3,707,045
Cie Generale des Etablissements Michelin SCA	2,250	265,824
Danone SA	996,729	76,749,087
Dassault Aviation SA	9,979	14,720,035
Eiffage SA	70,669	6,793,257
Engie SA	50,509	753,233
Kering SA	3,129	1,794,802
L’Oreal SA	945	254,480
Natixis SA	69,889	374,346
Publicis Groupe SA	13,373	716,017
Safran SA	293,490	40,225,963
Sanofi	98,255	8,688,116
Societe Generale SA	55,546	1,604,918
Sodexo SA	371,482	40,907,359
TOTAL SA, ADR(d)	14,070	782,996
Unibail-Rodamco-Westfield	103,339	16,940,625
Vivendi SA	1,338	38,775

		215,316,878

Germany — 1.1%
adidas AG	4,354	1,058,986
Allianz SE (Registered)	4,515	1,006,157
Bayer AG (Registered)	430,039	27,691,032
Deutsche Boerse AG	730	93,600
Evonik Industries AG	31,509	859,854
Fresenius SE & Co. KGaA	595,527	33,285,157
Knorr-Bremse AG(b)(d)	301,639	30,006,650
SAP SE	9,113	1,053,504
Vonovia SE	49,538	2,570,803

		97,625,743

Hong Kong — 0.9%
CK Asset Holdings Ltd.	18,500	164,757
CK Infrastructure Holdings Ltd.	537,500	4,411,756
CLP Holdings Ltd.	396,500	4,598,844
Hang Lung Properties Ltd.	2,259,000	5,517,466
HKT Trust & HKT Ltd.(f)	1,931,000	3,104,379
Hongkong Land Holdings Ltd.	133,900	953,054
Hysan Development Co. Ltd.	94,000	503,858
I-CABLE Communications Ltd.(b)	379,342	5,029
Jardine Matheson Holdings Ltd.	91,700	5,724,797
Link REIT	335,500	3,927,921
Power Assets Holdings Ltd.	173,500	1,203,733
Sino Land Co. Ltd.	1,254,000	2,428,084
Sun Hung Kai Properties Ltd.	2,657,583	45,685,772
Swire Pacific Ltd., Class A	257,500	3,316,831
WH Group Ltd.(e)	678,000	725,207
Wharf Real Estate Investment Co. Ltd.	426,000	3,174,853

		85,446,341

India — 1.0%
Coal India Ltd.	982,128	3,361,818
HCL Technologies Ltd.	40,370	634,260
Hero MotoCorp Ltd.	86,484	3,187,011
Hindustan Petroleum Corp. Ltd.	84,468	347,395

Security	Shares	Value

India (continued)
Housing Development Finance Corp. Ltd.	997,062	$28,319,489
Infosys Ltd.	37,055	397,673
Maruti Suzuki India Ltd.	96,146	9,255,925
Nestle India Ltd.	136	21,501
Oil & Natural Gas Corp. Ltd.	987,080	2,276,446
Reliance Industries Ltd.	2,278,986	44,851,115
Tata Consultancy Services Ltd.	15,000	433,531

		93,086,164

Indonesia — 0.0%
Bank Central Asia Tbk. PT	1,728,100	3,372,186

Italy — 0.5%
Enel SpA	3,769,048	24,151,337
Eni SpA	45,741	808,176
RAI Way SpA(e)	1,888,626	9,766,590
Snam SpA	289,549	1,489,479
Telecom Italia SpA	1,149,777	652,981
Telecom Italia SpA(b)	13,557,570	8,444,279
UniCredit SpA	37,314	479,317

		45,792,159

Japan — 7.0%
Aeon Co. Ltd.	16,300	341,409
AGC, Inc.	500	17,563
Ajinomoto Co., Inc.(d)	1,834,100	29,358,436
Alfresa Holdings Corp.	98,300	2,801,232
Alps Alpine Co. Ltd.	52,632	1,100,430
Astellas Pharma, Inc.	1,372,265	20,619,357
Canon Marketing Japan, Inc.	85,600	1,687,552
Daicel Corp.	340,300	3,706,178
Daikin Industries Ltd.	128,600	15,116,250
Daiwa House Industry Co. Ltd.	7,300	232,488
Denso Corp.	688,320	26,892,144
Dowa Holdings Co. Ltd.(d)	49,200	1,620,117
East Japan Railway Co.	525,651	50,760,045
Eisai Co. Ltd.	3,900	219,441
Exedy Corp.(d)	59,300	1,288,210
Fujitsu Ltd.	2,100	151,871
GS Yuasa Corp.(d)	116,700	2,294,656
Hino Motors Ltd.	161,000	1,359,188
Hitachi Chemical Co. Ltd.	122,700	2,730,572
Hitachi Ltd.	52,600	1,709,007
Hoya Corp.	446,574	29,579,841
Japan Airlines Co. Ltd.	1,337,500	47,132,904
Japan Aviation Electronics Industry Ltd.	168,000	2,347,607
JFE Holdings, Inc.	10,600	180,421
Kajima Corp.	4,900	72,484
Kamigumi Co. Ltd.	84,200	1,952,879
KDDI Corp.	164,100	3,534,271
Keyence Corp.	5,300	3,313,534
Kinden Corp.	337,200	5,595,539
Koito Manufacturing Co. Ltd.	502,000	28,540,233
Kuraray Co. Ltd.	129,400	1,650,664
Kyowa Hakko Kirin Co. Ltd.	13,800	301,164
Kyudenko Corp.	45,800	1,439,020
Mabuchi Motor Co. Ltd.	92,800	3,236,541
Maeda Road Construction Co. Ltd.	87,400	1,699,771
Medipal Holdings Corp.	113,400	2,698,221
Mitsubishi Electric Corp.	2,094,700	27,026,641
Mitsubishi Estate Co. Ltd.	197,000	3,574,550
Mitsubishi Heavy Industries Ltd.	16,500	686,630
Mitsubishi Motors Corp.	13,600	72,463

2

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Mitsubishi Tanabe Pharma Corp.	5,500	$73,669
Mitsubishi UFJ Financial Group, Inc.	114,200	564,810
Mitsui & Co. Ltd.	16,000	248,967
Murata Manufacturing Co. Ltd.	546,384	27,343,782
Nichias Corp.	98,200	1,950,035
Nippo Corp.(d)	79,700	1,488,904
Nippon Telegraph & Telephone Corp.	72,360	3,084,786
Nippon Television Holdings, Inc.	210,600	3,161,632
Nitto Denko Corp.	253,100	13,340,698
Okumura Corp.	102,750	3,267,625
Olympus Corp.	969,200	10,544,145
Ono Pharmaceutical Co. Ltd.	33,600	660,255
Oracle Corp.	8,400	564,889
Otsuka Holdings Co. Ltd.	10,600	417,353
Panasonic Corp.	37,900	326,778
Rohm Co. Ltd.	184,153	11,538,110
Seino Holdings Co. Ltd.	119,100	1,591,614
Seven & i Holdings Co. Ltd.	46,900	1,769,546
Shimamura Co. Ltd.(d)	18,000	1,525,531
Shin-Etsu Chemical Co. Ltd.	407,834	34,318,780
Shionogi & Co. Ltd.	2,000	124,163
Shiseido Co. Ltd.	11,100	803,694
Sony Corp.	39,200	1,655,072
Stanley Electric Co. Ltd.	54,700	1,474,034
Subaru Corp.(d)	1,544,064	35,255,128
Sumitomo Chemical Co. Ltd.	138,800	647,961
Sumitomo Mitsui Financial Group, Inc.	3,600	126,067
Suzuken Co. Ltd.	46,200	2,679,819
Suzuki Motor Corp.	940,989	41,712,069
Sysmex Corp.	12,500	757,207
T&D Holdings, Inc.	17,700	186,395
Takeda Pharmaceutical Co. Ltd.	5,300	217,047
Toagosei Co. Ltd.	270,700	2,867,690
Toda Corp.(d)	436,796	2,692,697
Tokyo Gas Co. Ltd.	1,220,714	33,044,394
Tokyo Steel Manufacturing Co. Ltd.	448,500	3,902,749
Toray Industries, Inc.	2,022,600	12,906,985
Toshiba Corp.	33,100	1,055,025
Toyota Industries Corp.(d)	477,477	23,992,710
TV Asahi Holdings Corp.	153,200	2,695,209
Ube Industries Ltd.	711,034	14,660,870
Unicharm Corp.	11,400	377,935
Yahoo Japan Corp.	81,500	199,891
Yamato Kogyo Co. Ltd.	65,100	1,780,426
ZOZO, Inc.(d)	1,062,600	20,089,381

		652,328,051

Macau — 0.0%
Sands China Ltd.	10,400	52,343

Malaysia — 0.0%
Malaysia Airports Holdings Bhd.	711,900	1,264,545

Mexico — 0.0%
America Movil SAB de CV	1,125,554	804,868
Cemex SAB de CV(b)	258,564	120,688
Grupo Financiero Banorte SAB de CV, Class O	12,463	67,708
Grupo Televisa SAB	16,091	35,564

		1,028,828

Netherlands — 2.4%
ABN AMRO Group NV, CVA(e)	1,661,486	37,457,458

Security	Shares	Value

Netherlands (continued)
Adyen NV(b)(e)	427	$334,918
ASML Holding NV	6,737	1,266,217
Koninklijke Ahold Delhaize NV	22,695	604,226
Koninklijke Philips NV	1,700,049	69,459,878
NXP Semiconductors NV	16,136	1,426,261
Royal Dutch Shell plc, Class A	2,510,770	78,774,616
Royal Dutch Shell plc, Class B	38,267	1,209,451
Royal Dutch Shell plc, ADR, Class A	460,892	28,847,230

		219,380,255

Norway — 0.0%
Equinor ASA	15,472	339,147

Peru — 0.0%
Southern Copper Corp.(d)	17,724	703,288

Portugal — 0.0%
Jeronimo Martins SGPS SA	161,415	2,383,351

Singapore — 0.5%
CapitaLand Ltd.	14,445,750	38,976,814
ComfortDelGro Corp. Ltd.	1,879,200	3,571,693
Genting Singapore Ltd.	1,253,200	963,990
Singapore Telecommunications Ltd.	1,482,600	3,310,223
United Overseas Bank Ltd.	164,900	3,076,606

		49,899,326

South Africa — 0.0%
Aspen Pharmacare Holdings Ltd.	26,347	170,184
Kumba Iron Ore Ltd.	1,348	40,395
MultiChoice Group Ltd.(b)	213	1,782
Old Mutual Ltd.	307,216	466,168

		678,529

South Korea — 0.6%
Coway Co. Ltd.	39,841	3,316,866
Doosan Bobcat, Inc.	44,340	1,208,157
E-MART, Inc.	2,962	449,345
Hana Financial Group, Inc.	20,713	665,052
Industrial Bank of Korea	33,232	411,473
KB Financial Group, Inc.	8,769	324,472
KT&G Corp.	255,250	23,275,450
LG Chem Ltd.(d)	13,483	4,355,130
LG Electronics, Inc.	14,678	973,257
NCSoft Corp.	6,719	2,937,446
POSCO	16,606	3,708,117
Samsung Electro-Mechanics Co. Ltd.	415	38,385
Samsung Electronics Co. Ltd.	31,034	1,224,072
Samsung SDS Co. Ltd.	1,533	318,073
Shinhan Financial Group Co. Ltd.	33,538	1,245,340
SK Telecom Co. Ltd.	15,680	3,472,630
S-Oil Corp.	32,185	2,540,427

		50,463,692

Spain — 0.5%
Banco Bilbao Vizcaya Argentaria SA	70,547	403,094
CaixaBank SA	143,061	447,378
Cellnex Telecom SA(e)	1,490,595	43,760,652

		44,611,124

3

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden — 0.0%
Sandvik AB	25,877	$420,867
Telefonaktiebolaget LM Ericsson, Class B	64,814	597,059

		1,017,926

Switzerland — 0.9%
Glencore plc(b)	202,499	839,189
Nestle SA (Registered)	860,132	82,013,940
Roche Holding AG	1,648	454,114
Swiss Re AG	4,216	412,094

		83,719,337

Taiwan — 0.9%
Cathay Financial Holding Co. Ltd.	2,501,000	3,653,288
Cheng Shin Rubber Industry Co. Ltd.	1,162,323	1,583,953
Chunghwa Telecom Co. Ltd.	5,742,000	20,418,313
Far EasTone Telecommunications Co. Ltd.	3,477,000	8,387,410
Formosa Chemicals & Fibre Corp.	793,000	2,889,240
Formosa Petrochemical Corp.	617,000	2,316,234
Formosa Plastics Corp.	888,000	3,160,833
Fubon Financial Holding Co. Ltd.	2,993,000	4,474,198
Globalwafers Co. Ltd.	26,000	256,860
Hon Hai Precision Industry Co. Ltd.(b)	1,495,960	3,575,216
MediaTek, Inc.	37,000	340,190
Nan Ya Plastics Corp.	1,114,000	2,856,442
Taiwan Mobile Co. Ltd.	2,775,000	10,039,179
Taiwan Semiconductor Manufacturing Co. Ltd.	1,834,000	14,688,614
Uni-President Enterprises Corp.	1,944,000	4,723,884

		83,363,854

Thailand — 0.2%
Advanced Info Service PCL	774,200	4,496,064
Intouch Holdings PCL, Class F	2,042,900	3,669,302
PTT Global Chemical PCL	1,687,700	3,584,555
Siam Cement PCL (The)	248,800	3,782,648
Thai Oil PCL	1,171,400	2,566,025

		18,098,594

Turkey — 0.0%
Turkiye Is Bankasi A/S, Class C	33,721	33,445

United Arab Emirates — 0.2%
NMC Health plc	646,117	19,258,641

United Kingdom — 1.5%
Barclays plc	83,921	169,039
Berkeley Group Holdings plc	63,901	3,072,035
Diageo plc	5,891	241,072
Experian plc	8,531	230,895
Fiat Chrysler Automobiles NV(b)	22,611	337,711
GlaxoSmithKline plc	67,865	1,409,950
GW Pharmaceuticals plc, ADR(b)	34,382	5,795,774
HSBC Holdings plc	3,781,765	30,730,084
Kingfisher plc	7,482,646	22,947,151
Liberty Global plc, Class A(b)	769,988	19,188,101
Liberty Global plc, Class C(b)	22,388	542,013
National Grid plc	102,479	1,137,551
Rolls-Royce Holdings plc(b)	27,365	322,267
SSE plc	12,690	196,337
Vodafone Group plc	31,058,061	56,595,549

Security	Shares	Value

United Kingdom (continued)
WPP plc	1,462	$15,445

		142,930,974

United States — 31.1%
Abbott Laboratories	41,873	3,347,328
AbbVie, Inc.	26,368	2,124,997
Accenture plc, Class A	10,322	1,816,878
Adobe, Inc.(b)	9,262	2,468,230
AES Corp.	43,311	783,063
Agilent Technologies, Inc.	2,572	206,737
Air Products & Chemicals, Inc.	344,931	65,868,024
Allergan plc	5,844	855,620
Alliance Data Systems Corp.	2,297	401,929
Ally Financial, Inc.	17,290	475,302
Alphabet, Inc., Class A(b)	1,250	1,471,113
Alphabet, Inc., Class C(b)	113,526	133,201,191
Altria Group, Inc.	917,854	52,712,355
Amazon.com, Inc.(b)	45,325	80,712,494
American Airlines Group, Inc.	18,140	576,126
American Electric Power Co., Inc.	179	14,991
American Tower Corp.	14,481	2,853,626
American Water Works Co., Inc.	47,728	4,976,121
Ameriprise Financial, Inc.	18,032	2,309,899
Amgen, Inc.	15,148	2,877,817
Anadarko Petroleum Corp.	29,746	1,352,848
Anthem, Inc.	292,420	83,918,692
Apple, Inc.	583,470	110,830,126
AT&T, Inc.	4,347	136,322
Autodesk, Inc.(b)	5,891	917,936
Automatic Data Processing, Inc.	4,772	762,279
Bank of America Corp.	56,118	1,548,296
Bank of New York Mellon Corp. (The)	16,137	813,789
Baxter International, Inc.	37,897	3,081,405
BB&T Corp.	840	39,085
Berkshire Hathaway, Inc., Class B(b)	29,050	5,835,854
Biogen, Inc.(b)	69,434	16,412,809
Boeing Co. (The)	7,713	2,941,892
Booking Holdings, Inc.(b)	680	1,186,539
Bristol-Myers Squibb Co.	36,303	1,732,016
Broadcom, Inc.	83	24,959
Capital One Financial Corp.	7,404	604,833
Cardinal Health, Inc.	12,237	589,212
Carnival Corp.	21,453	1,088,096
Caterpillar, Inc.	6,482	878,246
CenterPoint Energy, Inc.	17,534	538,294
CH Robinson Worldwide, Inc.	38,102	3,314,493
Charles Schwab Corp. (The)	717,267	30,670,337
Charter Communications, Inc., Class A(b)	190,913	66,229,629
Chevron Corp.	18,904	2,328,595
Chubb Ltd.	204,285	28,616,243
Cisco Systems, Inc.	67,320	3,634,607
Citigroup, Inc.	224,499	13,968,328
Cloudera, Inc.(b)	1,473,623	16,121,436
CMS Energy Corp.	88,564	4,918,845
Cognizant Technology Solutions Corp., Class A	7,127	516,351
Colgate-Palmolive Co.	912,439	62,538,569
Comcast Corp., Class A(d)(g)	2,631,714	105,215,926
ConocoPhillips	10,960	731,470
Corning, Inc.	45,796	1,515,848
Costco Wholesale Corp.	4,329	1,048,224
CSX Corp.	39,983	2,991,528
Cummins, Inc.	3,297	520,497
CVS Health Corp.	760,887	41,034,636

4

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
DaVita, Inc.(b)	493,746	$26,805,470
Dell Technologies, Inc., Class C(b)	603	35,390
Delta Air Lines, Inc.	11,785	608,695
Devon Energy Corp.	17,277	545,262
Discover Financial Services	12,050	857,478
Dollar Tree, Inc.(b)	438,392	46,048,696
Domo, Inc., Class B(b)	412,453	16,634,229
Dover Corp.	348,151	32,656,564
DowDuPont, Inc.	600,771	32,027,102
Dropbox, Inc., Class A(b)	1,248,681	27,221,246
DXC Technology Co.	23,499	1,511,221
Eaton Corp. plc	8,579	691,124
eBay, Inc.	22,446	833,644
Edwards Lifesciences Corp.(b)	3,979	761,302
Emerson Electric Co.	633,927	43,404,982
Equinix, Inc.	72,900	33,035,364
Equity Residential	356,305	26,836,893
Estee Lauder Cos., Inc. (The), Class A	440	72,842
Eversource Energy	66,560	4,722,432
Exelon Corp.	64,527	3,234,738
Expedia Group, Inc.	10,372	1,234,268
Exxon Mobil Corp.	1,242,453	100,390,202
Facebook, Inc., Class A(b)	208,062	34,681,855
Fidelity National Information Services, Inc.	7,530	851,643
Fieldwood Energy, Inc.(b)(c)	86,636	3,032,260
Fifth Third Bancorp	35,313	890,594
FirstEnergy Corp.	118,280	4,921,631
FleetCor Technologies, Inc.(b)(d)	199,586	49,215,912
Fortune Brands Home & Security, Inc.	31,310	1,490,669
General Electric Co.	60,718	606,573
General Motors Co.	23,970	889,287
Gilead Sciences, Inc.	599,245	38,956,917
Global Payments, Inc.	18,762	2,561,388
Goldman Sachs Group, Inc. (The)	12,045	2,312,520
Hartford Financial Services Group, Inc. (The)	57,046	2,836,327
HCA Healthcare, Inc.	190,676	24,860,337
Helmerich & Payne, Inc.	12,474	693,055
Hewlett Packard Enterprise Co.	55,506	856,458
Home Depot, Inc. (The)	7,170	1,375,851
HP, Inc.	21,466	417,084
Humana, Inc.	3,757	999,362
Huntsman Corp.	22,829	513,424
Illumina, Inc.(b)	2,552	792,881
Intel Corp.	61,017	3,276,613
International Business Machines Corp.	14,829	2,092,372
Intuit, Inc.	12,121	3,168,551
Intuitive Surgical, Inc.(b)	705	402,259
Jawbone Health Hub, Inc. (Acquired 01/24/17, cost $0)(a)(b)(c)	333,860	3
Johnson & Johnson	781,336	109,222,959
JPMorgan Chase & Co.	678,080	68,642,038
KAR Auction Services, Inc.	327,017	16,779,242
KeyCorp.	2,065	32,524
KLA-Tencor Corp.	8,659	1,033,971
Kohl’s Corp.	10,684	734,739
Kroger Co. (The)	4,777	117,514
Lear Corp.	3,543	480,821
Liberty Broadband Corp., Class A(b)	57,923	5,308,064
Liberty Broadband Corp., Class C(b)	248,939	22,837,664
Liberty Media Corp.-Liberty SiriusXM, Class A(b)	207,706	7,930,215
Liberty Media Corp.-Liberty SiriusXM, Class C(b)	348,041	13,309,088
Lockheed Martin Corp.	332	99,653
Lookout, Inc. (Acquired 03/04/15, cost $936,169)(a)(b)(c)	81,954	820

Security	Shares	Value

United States (continued)
Lowe’s Cos., Inc.	56,944	$6,233,660
Marathon Petroleum Corp.	517,588	30,977,642
Marsh & McLennan Cos., Inc.	692,574	65,032,699
Masco Corp.	74,802	2,940,467
Mastercard, Inc., Class A	15,139	3,564,478
McDonald’s Corp.	6,356	1,207,004
McKesson Corp.	8,462	990,562
Medtronic plc	16,315	1,485,970
Merck & Co., Inc.	56,769	4,721,478
MetLife, Inc.	18,027	767,409
Micron Technology, Inc.(b)	19,581	809,283
Microsoft Corp.	789,139	93,071,054
Mondelez International, Inc., Class A	58,148	2,902,748
Monster Beverage Corp.(b)	2,161	117,947
Morgan Stanley	554,049	23,380,868
Mylan NV(b)	14,798	419,375
Newmont Mining Corp.	773,123	27,654,610
NextEra Energy Partners LP(d)	310,582	14,485,544
NextEra Energy, Inc.	277,659	53,677,038
NIKE, Inc., Class B	21,825	1,837,883
Norfolk Southern Corp.	7,487	1,399,245
Northrop Grumman Corp.	3,374	909,630
NRG Energy, Inc.	17,859	758,650
Occidental Petroleum Corp.	9,703	642,339
Omnicom Group, Inc.(d)	47,028	3,432,574
ONEOK, Inc.	670,912	46,856,494
Oracle Corp.	261,739	14,058,002
Packaging Corp. of America	8,294	824,258
Paychex, Inc.	14,397	1,154,639
PayPal Holdings, Inc.(b)	12,262	1,273,286
PepsiCo, Inc.	38,480	4,715,724
Pfizer, Inc.	1,488,250	63,205,977
Philip Morris International, Inc.	462,224	40,855,979
Phillips 66	28,139	2,677,989
Procter & Gamble Co. (The)	21,692	2,257,053
Progressive Corp. (The)	4,354	313,880
Prudential Financial, Inc.	7,906	726,403
PVH Corp.	6,054	738,285
QUALCOMM, Inc.	520,209	29,667,519
Raytheon Co.	317,959	57,893,975
Reinsurance Group of America, Inc.	7,045	1,000,249
Rockwell Automation, Inc.	4,707	825,890
Ross Stores, Inc.	10,315	960,326
Royal Caribbean Cruises Ltd.	12,915	1,480,317
Schlumberger Ltd.	60,318	2,628,055
Sempra Energy	168,052	21,151,025
Starbucks Corp.	26,371	1,960,420
State Street Corp.	5,738	377,618
Stryker Corp.	18,205	3,595,852
SunTrust Banks, Inc.	505,090	29,926,582
Symantec Corp.	30,243	695,287
Sysco Corp.	8,769	585,418
Target Corp.	10,626	852,843
Thermo Fisher Scientific, Inc.	12,911	3,533,999
Travelers Cos., Inc. (The)	28,224	3,871,204
Union Pacific Corp.	10,396	1,738,211
United Continental Holdings, Inc.(b)	13,982	1,115,484
United Parcel Service, Inc., Class B	2,698	301,475
United Technologies Corp.	402,521	51,880,932
UnitedHealth Group, Inc.	97,020	23,989,165
US Bancorp	66,841	3,221,068
Valero Energy Corp.	10,556	895,465
VeriSign, Inc.(b)	7,003	1,271,465
Verizon Communications, Inc.(d)	1,173,329	69,378,944

5

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Security		Shares	Value

United States (continued)
VF Corp.		7,812	$678,941
Visa, Inc., Class A		25,858	4,038,761
Vistra Energy Corp.		183,230	4,769,477
VMware, Inc., Class A		11,140	2,010,881
Vornado Realty Trust		22,284	1,502,833
Walmart, Inc.		23,694	2,310,876
Walt Disney Co. (The)		9,984	1,108,524
Waste Management, Inc.		5,353	556,230
Wells Fargo & Co.		1,560,628	75,409,545
Welltower, Inc.		105,056	8,152,346
Western Digital Corp.		603,399	28,999,356
Weyerhaeuser Co.		161,255	4,247,457
Williams Cos., Inc. (The)(d)		3,096,858	88,941,762
Wyndham Destinations, Inc.		14,835	600,669
Xcel Energy, Inc.		96,179	5,406,222
Yum! Brands, Inc.		12,924	1,289,944
Zoetis, Inc.		7,984	803,749
Zynga, Inc., Class A(b)		4,531,316	24,151,914

			2,903,453,614

Total Common Stocks — 55.9% (Cost: $4,858,874,528)			5,213,940,997

		Par (000)

Corporate Bonds — 4.8%

Australia — 0.4%
Quintis Australia Pty. Ltd.(c)(e)(h)(t):
7.50%, (7.50% Cash or 8.00% PIK), 10/01/26	USD	17,908	17,266,860
12.00%, (0.00% Cash or 0.00% PIK), 10/01/28		21,237	21,236,520

			38,503,380

Chile — 0.0%
Inversiones Alsacia SA, 8.00%, 12/31/18(b)(e)(i)		7,767	223,547

China — 0.1%
Baidu, Inc., 4.38%, 05/14/24		5,144	5,341,678
China Milk Products Group Ltd., 0.00%, 01/05/12(b)(i)(j)(k)		4,800	48,000

			5,389,678

France — 0.1%
Danone SA, 2.59%, 11/02/23(e)		7,069	6,917,486

India — 0.0%
REI Agro Ltd.(b)(i)(j):
5.50%, 11/13/14(e)		6,148	62
5.50%, 11/13/14(c)		2,291	—

			62

Security		Par (000)	Value

Japan — 0.3%
Sumitomo Mitsui Financial Group, Inc., 3.94%, 10/16/23	USD	20,412	$21,174,092
Takeda Pharmaceutical Co. Ltd., 3.80%, 11/26/20(e)		4,865	4,935,563

			26,109,655

Luxembourg — 0.0%
Intelsat Jackson Holdings SA, 8.00%, 02/15/24(e)		1,933	2,015,152

Netherlands — 0.1%
ING Groep NV, 4.10%, 10/02/23		9,541	9,806,523

Singapore — 0.1%
CapitaLand Ltd., 1.95%, 10/17/23(e)(j)	SGD	7,250	5,289,384

Switzerland — 0.0%
UBS Group Funding Switzerland AG, 4.13%, 09/24/25(e)	USD	4,328	4,468,361

Turkey — 0.0%
Bio City Development Co. BV, 8.00%, 07/06/20(b)(c)(e)(i)(j)		21,400	3,905,500

United Kingdom — 0.1%
HSBC Holdings plc(l):
(LIBOR USD 3 Month + 1.06%), 3.26%, 03/13/23		6,627	6,643,203
(LIBOR USD 3 Month + 1.21%), 3.80%, 03/11/25		3,790	3,841,861

			10,485,064

United States — 3.6%
Allergan Funding SCS, 3.45%, 03/15/22		6,303	6,359,759
Allergan Sales LLC, 5.00%, 12/15/21(e)		3,225	3,356,260
Altria Group, Inc.:
3.49%, 02/14/22		1,825	1,853,642
3.80%, 02/14/24		3,774	3,841,130
4.40%, 02/14/26		5,931	6,096,104
American Express Co., 3.70%, 08/03/23		14,209	14,560,868
Apple, Inc.:
3.35%, 02/09/27		11,594	11,832,296
3.20%, 05/11/27		11,141	11,233,402
AvalonBay Communities, Inc., 3.50%, 11/15/24		1,436	1,468,943
Bank of America Corp.:
3.30%, 01/11/23		6,864	6,951,144

6

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
4.13%, 01/22/24	USD	5,985	$6,271,282
(LIBOR USD 3 Month + 0.94%), 3.86%, 07/23/24(l)		1,500	1,542,615
4.00%, 01/22/25		3,669	3,741,772
Becton Dickinson and Co.:
3.13%, 11/08/21		6,655	6,682,076
2.89%, 06/06/22		9,335	9,291,426
3.36%, 06/06/24		2,924	2,923,988
BP Capital Markets America, Inc., 3.79%, 02/06/24		5,506	5,713,976
Broadcom, Inc., 3.13%, 04/15/21(e)		11,145	11,131,849
Capital One Financial Corp.:
3.20%, 01/30/23		4,777	4,783,136
3.30%, 10/30/24		3,516	3,481,183
Cigna Corp.(e):
3.40%, 09/17/21		9,004	9,095,560
3.75%, 07/15/23		7,667	7,861,000
Comcast Corp., 3.70%, 04/15/24		13,148	13,582,212
CVS Health Corp., 3.70%, 03/09/23		20,400	20,728,040
eBay, Inc., 2.75%, 01/30/23		3,562	3,517,756
Edgewell Personal Care Co., 4.70%, 05/19/21		622	630,552
Energy Transfer Operating LP, 4.05%, 03/15/25		2,046	2,074,580
Enterprise Products Operating LLC:
3.35%, 03/15/23		9,108	9,244,143
3.90%, 02/15/24		2,154	2,236,232
3.75%, 02/15/25		2,025	2,090,306
Gilead Sciences, Inc.:
3.25%, 09/01/22		6,643	6,766,830
3.70%, 04/01/24		7,349	7,588,512
Goldman Sachs Group, Inc. (The):
(LIBOR USD 3 Month + 1.05%), 2.91%, 06/05/23(l)		6,640	6,563,280
3.63%, 02/20/24		7,740	7,819,151

Security		Par (000)	Value

United States (continued)
Hughes Satellite Systems Corp., 7.63%, 06/15/21	USD	1,213	$1,303,987
Marsh & McLennan Cos., Inc., 3.88%, 03/15/24		3,804	3,945,531
McDonald’s Corp., 3.35%, 04/01/23		4,206	4,292,404
NextEra Energy Capital Holdings, Inc., 2.90%, 04/01/22		6,090	6,095,330
Northrop Grumman Corp., 2.55%, 10/15/22		6,638	6,564,676
Philip Morris International, Inc., 3.60%, 11/15/23		2,663	2,739,767
QUALCOMM, Inc.:
2.60%, 01/30/23		3,344	3,304,812
2.90%, 05/20/24		8,649	8,501,967
Simon Property Group LP, 2.75%, 06/01/23		2,656	2,651,423
Starbucks Corp., 3.10%, 03/01/23		6,655	6,723,098
TransDigm, Inc., 6.25%, 03/15/26(e)		17,077	17,785,695
Verizon Communications, Inc., 3.50%, 11/01/24		7,381	7,557,662
Vistra Operations Co. LLC, 5.63%, 02/15/27(e)		5,910	6,146,400
Walgreen Co., 3.10%, 09/15/22		6,777	6,821,123
Wells Fargo & Co.:
3.07%, 01/24/23		1,326	1,327,757
3.75%, 01/24/24		4,254	4,377,695
Wells Fargo Bank NA, 3.55%, 08/14/23		11,802	12,109,238
Williams Cos., Inc. (The):
3.70%, 01/15/23		5,349	5,445,460
4.55%, 06/24/24		3,084	3,255,446

			333,864,476

Total Corporate Bonds — 4.8% (Cost: $478,620,859)			446,978,268

7

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Floating Rate Loan Interests — 0.1%(m)

United States — 0.1%
Fieldwood Energy LLC, 2nd Lien Term Loan, (LIBOR USD 1 Month + 7.25%), 9.75%, 04/11/23	USD	2,958	$2,496,164
Fieldwood Energy LLC, Term Loan, (LIBOR USD 1 Month + 5.25%), 7.75%, 04/11/22		2,191	2,103,762
Hilton Worldwide Finance LLC, 1st Lien Term Loan B2, (LIBOR USD 1 Month + 1.75%), 4.24%, 10/25/23		8,667	8,645,722

			13,245,648

Total Floating Rate Loan Interests — 0.1% (Cost: $11,748,472)			13,245,648

Foreign Government Obligations — 2.0%

Argentina — 0.8%
Republic of Argentina:
3.38%, 01/15/23	EUR	7,902	7,091,476
6.88%, 01/26/27	USD	27,870	22,518,960
5.88%, 01/11/28		37,983	29,102,385
5.25%, 01/15/28	EUR	1,282	1,055,920
7.82%, 12/31/33		16,055	15,589,411

			75,358,152

Australia — 0.2%
Commonwealth of Australia, 3.00%, 03/21/47	AUD	28,312	22,508,975

Canada — 0.2%
Canadian Government Bond, 0.75%, 03/01/21	CAD	22,236	16,388,599

Germany — 0.8%
Federal Republic of Germany, 0.50%, 02/15/28	EUR	62,684	74,534,380

Total Foreign Government Obligations — 2.0% (Cost: $201,780,698)			188,790,106

		Shares

Investment Companies — 1.4%(b)(n)
iShares Gold Trust(t)		7,724,636	95,630,994
SPDR Gold Shares(g)		259,954	31,716,987

Total Investment Companies — 1.4% (Cost: $132,404,508)			127,347,981

Security		Par (000)	Value

Preferred Securities — 2.6%

Capital Trusts — 0.8%

Netherlands — 0.0%
ING Groep NV, 6.00%(m)(o)	USD	3,377	$3,365,856

United Kingdom — 0.4%(m)(o)
HSBC Holdings plc, 6.37%		12,860	12,940,375
Lloyds Bank plc, 13.00%	GBP	7,087	15,652,059

			28,592,434

United States — 0.4%
American Express Co., Series C, 4.90%(m)(o)	USD	4,528	4,503,322
Citigroup, Inc.(m)(o):
Series O, 5.87%		14,924	15,073,240
Series Q, 5.95%		6,047	6,107,470
Goldman Sachs Group, Inc. (The), Series M, 5.38%(m)(o)		7,050	7,111,687
Morgan Stanley, Series H, 5.45%(m)(o)		4,975	4,987,438
NBCUniversal Enterprise, Inc., 5.25%(e)(o)		5,270	5,349,050
Prudential Financial, Inc.(m):
5.63%, 06/15/43		2,518	2,618,720
5.87%, 09/15/42		3,791	4,008,983
USB Capital IX, 3.81%(m)(o)		1,901	1,492,285

			51,252,195

Total Capital Trusts — 0.8% (Cost: $81,769,819)			83,210,485

		Shares
Preferred Stocks — 1.3%

Brazil — 0.1%
Braskem SA (Preference)		20,111	259,648
Itau Unibanco Holding SA (Preference)		458,032	4,002,011

			4,261,659

Germany — 0.3%
Henkel AG & Co. KGaA (Preference)		240,837	24,607,375

South Korea — 0.0%
Samsung Electronics Co. Ltd. (Preference)(b)		21,974	703,612

8

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Security		Shares	Value

United States — 0.9%
Grand Rounds, Inc., Series C (Acquired 03/31/15, cost $5,939,231)(a)(b)(c)		2,139,107	$5,454,723
Grand Rounds, Inc., Series D (Acquired 05/01/18, cost $3,180,966)(a)(b)(c)		1,312,469	3,307,422
Lookout, Inc., Series F (Acquired 09/19/14 - 10/22/14, cost $10,936,522)(a)(b)(c)		957,404	5,466,777
Palantir Technologies, Inc., Series I (Acquired 02/11/14, cost $11,447,321)(a)(b)(c)		1,867,426	11,858,155
Uber Technologies, Inc., Series D (Acquired 06/06/14, cost $17,574,548)(a)(b)(c)		1,132,888	58,207,785
Wells Fargo & Co., Series L, 7.50%(j)(o)		2,965	3,831,818

			88,126,680

Total Preferred Stocks — 1.3% (Cost: $80,716,499)			117,699,326

Trust Preferreds — 0.5%

China — 0.3%
Mandatory Exchangeable Trust, 5.75%, 06/01/19(e)(j)		138,193	28,109,838

United States — 0.2%(m)
Citigroup Capital XIII, 9.12%, 10/30/40(d)		308,725	8,443,629
GMAC Capital Trust I, Series 2, 8.47%, 02/15/40		339,212	8,833,080

			17,276,709

Total Trust Preferreds — 0.5% (Cost: $29,560,494)			45,386,547

Total Preferred Securities — 2.6% (Cost: $192,046,812)			246,296,358

		Par (000)

U.S. Treasury Obligations — 25.0%
U.S. Treasury Inflation Linked Notes,
0.63%, 04/15/23	USD	85,254	85,843,964
U.S. Treasury Notes:
1.50%, 11/30/19(n)		22,253	22,113,521
2.88%, 09/30/23 - 11/30/25		597,156	613,547,552
2.63%, 12/31/23		206,779	210,292,730
2.50%, 01/31/24		468,655	474,110,637
2.38%, 02/29/24		298,813	300,762,389
2.13%, 03/31/24		174,323	173,355,852
3.00%, 10/31/25(p)		147,237	153,350,787
2.63%, 01/31/26(p)		288,648	294,206,830

Total U.S. Treasury Obligations — 25.0% (Cost: $2,281,765,320)			2,327,584,262

Total Long-Term Investments — 91.8% (Cost: $8,157,241,197)			8,564,183,620

Security		Par (000)	Value

Short-Term Securities — 10.1%

Foreign Government Obligations — 3.5%(q)

Japan — 3.5%
Japan Treasury Bills:
(0.26)%, 04/04/19	JPY	7,635,100	$68,890,537
(0.19)%, 04/22/19		5,046,450	45,537,484
(0.28)%, 05/09/19		6,063,650	54,721,938
(0.27)%, 05/13/19		6,010,200	54,240,658
(0.25)%, 05/20/19		6,015,450	54,289,938
(0.21)%, 05/27/19		6,040,050	54,513,863

			332,194,418

Total Foreign Government Obligations — 3.5% (Cost: $335,638,511)			332,194,418

		Shares

Money Market Funds — 2.5%(r)(t)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.32%		48,675,567	48,675,567
SL Liquidity Series, LLC, Money Market Series, 2.67%(s)		187,900,653	187,957,022

Total Money Market Funds — 2.5% (Cost: $236,629,174)			236,632,589

		Par (000)

Time Deposits — 0.0%

Canada — 0.0%
Brown Brothers Harriman & Co., 0.80%, 04/01/19	CAD	4	2,897

Europe — 0.0%
Citibank NA, (0.57)%, 04/01/19	EUR	1,079	1,210,784

Japan — 0.0%
Sumitomo Mitsui Financial Group, Inc., (0.27)%, 04/01/19	JPY	16,462	148,534

United Kingdom — 0.0%
Citibank NA, 0.37%, 04/01/19	GBP	90	116,685

United States — 0.0%
Citibank NA, 2.43%, 04/01/19	USD	37	36,888

Total Time Deposits — 0.0% (Cost: $1,515,788)			1,515,788

9

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

U.S. Treasury Obligations — 4.1%
U.S. Treasury Bills(q):
2.37%, 04/02/19	USD	7,000	$6,999,539
2.37%, 04/25/19		50,000	49,922,042
2.37%, 05/09/19		30,000	29,925,108
2.38%, 04/09/19		50,000	49,973,583
2.40%, 04/30/19		33,000	32,936,333
2.40%, 05/23/19		10,000	9,966,128
2.40%, 04/18/19		100,000	99,888,319
2.41%, 04/16/19		100,000	99,901,354

Total U.S. Treasury Obligations — 4.1% (Cost: $379,508,285)			379,512,406

Total Short-Term Securities — 10.1% (Cost: $953,291,758)			949,855,201

Total Options Purchased — 0.2% (Cost: $48,766,823)			17,057,905

Total Investments Before Options Written and Investments Sold Short — 101.8% (Cost: $9,159,299,778)			9,531,096,726

Total Options Written — (0.3)% (Premiums Received — $30,834,945)			(37,453,498)

		Shares

Investments Sold Short — (0.1)%

Common Stocks — (0.1)%

Japan — (0.1)%
SUMCO Corp.		502,000	(5,615,461)
Yaskawa Electric Corp.		244,800	(7,729,207)

			(13,344,668)

Total Common Stocks — (0.1)% (Proceeds: $15,633,872)			(13,344,668)

Total Investments Sold Short — (0.1)% (Proceeds: $15,633,872)			(13,344,668)

Total Investments Net of Options Written and Investments Sold Short — 101.7% (Cost: $9,112,830,961)			9,480,298,560

Liabilities in Excess of Other Assets — (1.7)%			(154,054,732)

Net Assets — 100.0%			$9,326,243,828

(a)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $89,786,729, representing 0.96% of its net assets as of period end, and an original cost of $55,775,984.

(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Security, or a portion of the security, is on loan.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(g)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Issuer filed for bankruptcy and/or is in default.
(j)	Convertible security.
(k)	Zero-coupon bond.
(l)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(m)	Variable rate security. Rate shown is the rate in effect as of period end.
(n)	All or a portion of the security is held by a wholly-owned subsidiary.
(o)	Perpetual security with no stated maturity date.
(p)	All or a portion of the security has been pledged in connection with outstanding centrally cleared swaps.
(q)	Rates are discount rates or a range of discount rates as of period end.
(r)	Annualized 7-day yield as of period end.
(s)	Security was purchased with the cash collateral from loaned securities.

10

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Global Allocation V.I. Fund

(t)

During the period ended March 31, 2019, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and /or related parties of the fund were as follows:

Affiliated Persons and/or Related Parties	Shares Held at 12/31/18	Shares Purchased		Shares Sold		Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	22,471,516	26,204,051	(b)	—		48,675,567	$48,675,567	$170,144		$—	$—
SL Liquidity Series, LLC, Money Market Series	209,527,510	—		(21,626,857	)(c)	187,900,653	187,957,022	207,255	(d)	51,969	10,996
iShares Gold Trust	5,628,395	2,096,241		—		7,724,636	95,630,994	—		—	635,621
Quintis Australia Pty. Ltd. 7.50% 10/01/26	17,907,552	—		—		17,907,552	17,266,860	—		—	(359,011)
Quintis Australia Pty. Ltd. 12.00% 10/01/28	21,236,520	—		—		21,236,520	21,236,520	1		—	12,330
Quintis HoldCo Pty. Ltd.	10,892,000	—		—		10,892,000	5,491,044	—		—	(339,509)

							$376,258,007	$377,400		51,969	$(39,573)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.
(c)	Represents net shares sold.
(d)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
Yen Denominated Nikkei 225 Index	95	06/13/19	$9,112	$(68,017)
EURO STOXX 50 Index	3,374	06/21/19	123,838	(2,615,920)
NASDAQ 100 E-Mini Index	172	06/21/19	25,458	(570,076)
S&P 500 E-Mini Index	79	06/21/19	11,209	(73,816)

				$(3,327,829)

11

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Global Allocation V.I. Fund

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	70,682,733	JPY	7,635,100,000	BNP Paribas SA	04/04/19	$1,781,834
GBP	31,453,000	USD	40,266,049	JPMorgan Chase Bank NA	04/12/19	720,846
USD	46,249,505	JPY	5,046,450,000	Goldman Sachs International	04/22/19	635,683
USD	15,211,354	AUD	21,304,000	Bank of America NA	04/26/19	77,225
USD	55,776,165	JPY	6,063,650,000	JPMorgan Chase Bank NA	05/09/19	890,285
JPY	3,200,699,453	USD	28,743,844	JPMorgan Chase Bank NA	05/13/19	235,593
JPY	2,809,500,547	USD	25,311,728	UBS AG	05/13/19	125,757
USD	55,442,859	JPY	6,010,200,000	Citibank NA	05/13/19	1,025,938
GBP	35,414,000	USD	45,857,989	Barclays Bank plc	05/16/19	370,287
USD	55,239,413	JPY	6,015,450,000	JPMorgan Chase Bank NA	05/20/19	748,952
GBP	18,352,000	USD	23,959,868	JPMorgan Chase Bank NA	05/23/19	4,925
USD	23,294,483	EUR	20,311,000	Bank of America NA	05/23/19	410,110
JPY	6,040,050,000	USD	54,379,347	Morgan Stanley & Co. International plc	05/28/19	363,795
USD	54,813,920	JPY	6,040,050,000	Goldman Sachs International	05/28/19	70,779
SEK	409,660,117	EUR	39,235,000	JPMorgan Chase Bank NA	06/20/19	17,287

						7,479,296

EUR	20,001,000	USD	22,895,525	Bank of America NA	04/25/19	(415,771)
JPY	5,040,944,909	USD	46,201,000	Morgan Stanley & Co. International plc	04/25/19	(624,073)
JPY	5,128,059,000	USD	47,222,653	Goldman Sachs International	04/26/19	(853,733)
NOK	149,034,000	USD	17,749,769	Barclays Bank plc	05/02/19	(450,056)
JPY	5,077,001,000	USD	46,584,833	JPMorgan Chase Bank NA	05/10/19	(626,592)
JPY	7,827,692,000	USD	71,362,272	Bank of America NA	05/17/19	(470,263)
JPY	6,015,450,000	USD	54,810,978	Bank of America NA	05/20/19	(320,517)
EUR	20,311,000	USD	23,103,173	Bank of America NA	05/23/19	(218,801)
USD	3,518,747	INR	253,719,270	Citibank NA	05/28/19	(108,014)
USD	19,947,494	INR	1,437,744,730	JPMorgan Chase Bank NA	05/28/19	(604,184)
EUR	40,969,000	USD	46,627,540	Morgan Stanley & Co. International plc	06/05/19	(415,629)
EUR	40,833,000	USD	46,138,227	Morgan Stanley & Co. International plc	06/13/19	(49,286)
USD	21,934,646	AUD	31,172,000	BNP Paribas SA	06/13/19	(229,238)
ZAR	384,912,000	USD	26,696,074	Barclays Bank plc	06/14/19	(256,039)

						(5,642,196)

Net Unrealized Appreciation						$1,837,100

12

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Global Allocation V.I. Fund

Interest Rate Caps Purchased

Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)	Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
2Y-10Y CMS Index Cap	0.50%	Goldman Sachs International	02/27/20	USD 755,122	$298,908	$981,659	$(682,751)
2Y-10Y CMS Index Cap	0.50	Goldman Sachs International	08/27/20	USD 762,194	628,505	1,943,595	(1,315,090)

					$927,413	$2,925,254	$(1,997,841)

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
SPDR Gold Shares(a)	Societe Generale SA	274,300	04/18/19	USD	123.00	USD	33,467	$189,267
GBP Currency	UBS AG	—	05/15/19	USD	1.32	GBP	139,596	2,046,398
SPDR Gold Shares(a)	Morgan Stanley & Co. International plc	148,146	05/17/19	USD	120.00	USD	18,075	455,549
BP plc	UBS AG	886,818	06/21/19	USD	52.00	USD	38,772	22,082
ConocoPhillips Co.	UBS AG	463,986	06/21/19	USD	75.00	USD	30,966	222,713
Occidental Petroleum Corp.	UBS AG	412,376	06/21/19	USD	92.50	USD	27,299	4,891
Royal Dutch Shell plc	UBS AG	506,206	06/21/19	USD	77.00	USD	31,683	8,140
SPDR Gold Shares(a)	Societe Generale SA	306,805	06/21/19	USD	124.00	USD	37,433	507,762
Suncor Energy, Inc.	UBS AG	598,975	06/21/19	USD	45.00	USD	19,425	11,979
SPDR Gold Shares(a)	JPMorgan Chase Bank NA	251,525	06/28/19	USD	125.00	USD	30,689	368,414
SPDR Gold Shares(a)	Morgan Stanley & Co. International plc	150,863	07/19/19	USD	128.00	USD	18,407	163,572
Facebook, Inc.	UBS AG	273,438	09/20/19	USD	165.00	USD	45,579	4,157,567
SPDR Gold Shares(a)	Societe Generale SA	395,462	09/20/19	USD	126.00	USD	48,250	958,995
TOTAL SA	UBS AG	619,803	09/20/19	USD	70.00	USD	34,492	88,564
TOPIX Banks Index	Bank of America NA	6,922,824	12/13/19	JPY	191.28	JPY	1,027,555	35,281
TOPIX Banks Index	Morgan Stanley & Co. International plc	13,094,289	12/13/19	JPY	191.28	JPY	1,943,585	66,730
Alphabet, Inc.	JPMorgan Chase Bank NA	16,662	01/17/20	USD	1,225.00	USD	19,550	1,347,001
Anadarko Petroleum Corp.	Credit Suisse International	175,142	01/17/20	USD	67.50	USD	7,965	124,351
BP plc	Nomura International plc	818,077	01/17/20	USD	45.00	USD	35,766	1,582,979
CVS Health Corp.	JPMorgan Chase Bank NA	123,179	01/17/20	USD	78.50	USD	6,643	97,398
Halliburton Co.	Citibank NA	339,940	01/17/20	USD	50.00	USD	9,960	27,195
Johnson & Johnson	Bank of America NA	124,966	01/17/20	USD	155.00	USD	17,469	328,036
JPMorgan Chase & Co.	Citibank NA	123,264	01/17/20	USD	114.50	USD	12,478	282,663
Schlumberger Ltd.	Credit Suisse International	227,999	01/17/20	USD	45.00	USD	9,934	803,696
Schlumberger Ltd.	UBS AG	281,709	01/17/20	USD	70.00	USD	12,274	25,354
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. International plc	360,617	03/13/20	JPY	4,756.33	JPY	1,397,751	164,354
TOPIX Banks Index	BNP Paribas SA	9,345,369	03/13/20	JPY	194.04	JPY	1,387,133	78,530
TOPIX Banks Index	Morgan Stanley & Co. International plc	8,316,020	04/10/20	JPY	192.04	JPY	1,234,347	85,894
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. International plc	291,273	09/11/20	JPY	4,816.24	JPY	1,128,974	179,852
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. International plc	291,267	12/11/20	JPY	4,894.87	JPY	1,128,951	183,870
EURO STOXX Bank Index	Barclays Bank plc	162,397	03/19/21	EUR	136.97	EUR	15,144	120,829
EURO STOXX Bank Index	UBS AG	167,445	06/18/21	EUR	134.92	EUR	15,614	129,274

								14,869,180

Put
S&P 500 Index	Barclays Bank plc	33,095	04/18/19	USD	2,450.00	USD	93,804	17,375
S&P 500 Index	Goldman Sachs International	39,679	05/17/19	USD	2,775.00	USD	112,466	1,243,937

								1,261,312

								$16,130,492

(a)	All or a portion of the security is held by a wholly-owned subsidiary.

13

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Global Allocation V.I. Fund

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Apple, Inc.	UBS AG	54,452	04/05/19	USD	181.25	USD	10,343	$(486,631)
Charter Communications, Inc.	Credit Suisse International	27,671	04/05/19	USD	352.40	USD	9,599	(111,966)
Comcast Corp.	Nomura International plc	253,602	04/05/19	USD	38.32	USD	10,139	(430,106)
Dollar Tree, Inc.	Morgan Stanley & Co. International plc	94,631	04/05/19	USD	103.80	USD	9,940	(179,184)
JPMorgan Chase & Co.	Citibank NA	89,078	04/05/19	USD	107.41	USD	9,017	(453)
Microsoft Corp.	Citibank NA	88,188	04/05/19	USD	110.49	USD	10,401	(663,411)
Raytheon Co.	Morgan Stanley & Co. International plc	52,120	04/05/19	USD	182.86	USD	9,490	(106,631)
Verizon Communications, Inc.	Nomura International plc	166,178	04/05/19	USD	56.15	USD	9,826	(503,556)
USD Currency	Morgan Stanley & Co. International plc	—	04/11/19	ZAR	15.00	USD	37,360	(139,483)
S&P 500 Index	Goldman Sachs International	39,679	05/17/19	USD	2,950.00	USD	112,466	(279,737)
ConocoPhillips Co.	UBS AG	463,986	06/21/19	USD	85.00	USD	30,966	(9,280)
TOTAL SA	UBS AG	619,803	09/20/19	USD	75.00	USD	34,492	(22,741)
TOPIX Banks Index	Bank of America NA	6,922,824	12/13/19	JPY	221.29	JPY	1,027,555	(5,507)
TOPIX Banks Index	Morgan Stanley & Co. International plc	13,094,289	12/13/19	JPY	221.29	JPY	1,943,585	(10,420)
Alphabet, Inc.	JPMorgan Chase Bank NA	16,662	01/17/20	USD	1,350.00	USD	19,550	(598,224)
Anadarko Petroleum Corp.	Credit Suisse International	175,142	01/17/20	USD	76.00	USD	7,965	(53,297)
Comcast Corp.	Citibank NA	306,484	01/17/20	USD	37.50	USD	12,253	(1,417,488)
CVS Health Corp.	JPMorgan Chase Bank NA	123,179	01/17/20	USD	87.50	USD	6,643	(25,252)
Johnson & Johnson	Bank of America NA	124,966	01/17/20	USD	170.00	USD	17,469	(69,356)
JPMorgan Chase & Co.	Citibank NA	123,264	01/17/20	USD	125.50	USD	12,478	(86,943)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. International plc	360,617	03/13/20	JPY	5,679.90	JPY	1,397,751	(31,716)
TOPIX Banks Index	BNP Paribas SA	9,345,369	03/13/20	JPY	237.47	JPY	1,387,133	(10,128)
TOPIX Banks Index	Morgan Stanley & Co. International plc	8,316,020	04/10/20	JPY	233.87	JPY	1,234,347	(12,903)

								(5,254,413)

Put
S&P 500 Index	Goldman Sachs International	39,679	05/17/19	USD	2,550.00	USD	112,466	(236,090)
SPDR Gold Shares(a)	JPMorgan Chase Bank NA	125,763	06/28/19	USD	119.00	USD	15,344	(100,947)
SPDR Gold Shares(a)	Morgan Stanley & Co. International plc	150,863	07/19/19	USD	120.00	USD	18,407	(197,326)
SPDR Gold Shares(a)	Societe Generale SA	273,783	09/20/19	USD	118.00	USD	33,404	(334,015)
TOPIX Banks Index	Bank of America NA	6,922,824	12/13/19	JPY	156.59	JPY	1,027,555	(1,024,158)
TOPIX Banks Index	Morgan Stanley & Co. International plc	13,094,289	12/13/19	JPY	156.59	JPY	1,943,585	(1,936,966)
Alphabet, Inc.	JPMorgan Chase Bank NA	16,662	01/17/20	USD	860.00	USD	19,550	(173,285)
Anadarko Petroleum Corp.	Credit Suisse International	175,142	01/17/20	USD	46.00	USD	7,965	(1,037,322)
BP plc	Nomura International plc	818,077	01/17/20	USD	36.00	USD	35,766	(758,783)
CVS Health Corp.	JPMorgan Chase Bank NA	123,179	01/17/20	USD	56.00	USD	6,643	(857,764)
Facebook, Inc.	UBS AG	615,119	01/17/20	USD	155.00	USD	102,534	(6,520,261)
Halliburton Co.	Citibank NA	339,940	01/17/20	USD	35.00	USD	9,960	(2,345,586)
Johnson & Johnson	Bank of America NA	124,966	01/17/20	USD	109.00	USD	17,469	(201,731)
JPMorgan Chase & Co.	Citibank NA	123,264	01/17/20	USD	87.25	USD	12,478	(411,309)
Schlumberger Ltd.	Credit Suisse International	227,999	01/17/20	USD	33.00	USD	9,934	(260,945)
Schlumberger Ltd.	UBS AG	281,709	01/17/20	USD	52.50	USD	12,274	(2,979,073)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. International plc	360,617	03/13/20	JPY	3,832.77	JPY	1,397,751	(1,024,721)
TOPIX Banks Index	BNP Paribas SA	9,345,369	03/13/20	JPY	155.80	JPY	1,387,133	(1,462,485)
TOPIX Banks Index	Morgan Stanley & Co. International plc	8,316,020	04/10/20	JPY	157.82	JPY	1,234,347	(1,471,534)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. International plc	194,182	09/11/20	JPY	3,820.96	JPY	752,649	(824,234)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. International plc	194,178	12/11/20	JPY	3,786.60	JPY	752,634	(786,509)
EURO STOXX Bank Index	Barclays Bank plc	108,265	03/19/21	EUR	110.23	EUR	10,096	(3,608,415)
EURO STOXX Bank Index	UBS AG	110,158	06/18/21	EUR	106.38	EUR	10,272	(3,645,626)

								(32,199,085)

								$(37,453,498)

(a)	All or a portion of the security is held by a wholly-owned subsidiary.

14

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Global Allocation V.I. Fund

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.32.V1	5.00%	Quarterly	06/20/24	USD	4,449	$(303,126)	$(272,072)	$(31,054)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund					Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency	Termination Date	Notional Amount (000)	Value
0.84%	Annual	6 month EURIBOR	Semi-Annual	02/15/28	EUR 34,390	$(1,668,162)	$—	$(1,668,162)
0.84%	Annual	6 month EURIBOR	Semi-Annual	02/15/28	EUR 34,348	(1,665,426)	—	(1,665,426)
0.99%	Annual	6 month EURIBOR	Semi-Annual	10/29/28	EUR 188,277	(12,291,544)	—	(12,291,544)
3 month LIBOR	Quarterly	3.20%	Semi-Annual	10/29/28	USD 237,922	18,499,314	—	18,499,314

						$2,874,182	$—	$2,874,182

15

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Global Allocation V.I. Fund

OTC Total Return Swaps

Reference Entity	Fixed Amount Paid / (Received) by the Fund(a)		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
EURO STOXX Banks Net Return Index	EUR	(14,281,341)	BNP Paribas SA	04/30/19	EUR	14,281	$391,638	$—	$391,638
S&P 500 Index Annual Dividend Future December 2020	USD	2,914,481	Goldman Sachs International	12/18/20	USD	2,914	678,881	—	678,881
Nikkei Dividend Future December 2020	JPY	143,310,000	BNP Paribas SA	04/01/21	JPY	143,310	110,133	—	110,133
Nikkei Dividend Future December 2020	JPY	191,375,000	BNP Paribas SA	04/01/21	JPY	191,375	336,777	—	336,777
Nikkei Dividend Future December 2020	JPY	384,120,000	BNP Paribas SA	04/01/21	JPY	384,120	619,923	—	619,923
S&P 500 Index Annual Dividend Future December 2021	USD	3,726,213	BNP Paribas SA	12/17/21	USD	3,726	882,625	—	882,625
Nikkei Dividend Future December 2021	JPY	144,840,000	BNP Paribas SA	04/01/22	JPY	144,840	99,702	—	99,702
Nikkei Dividend Future December 2021	JPY	199,250,000	BNP Paribas SA	04/01/22	JPY	199,250	270,685	—	270,685
Nikkei Dividend Future December 2021	JPY	198,750,000	BNP Paribas SA	04/01/22	JPY	198,750	275,196	—	275,196
Nikkei Dividend Future December 2021	JPY	389,070,000	BNP Paribas SA	04/01/22	JPY	389,070	585,085	—	585,085

							$4,250,645	$—	$4,250,645

(a)	At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.

16

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Global Allocation V.I. Fund

OTC Total Return Swaps(a)

Reference Entity	Counterparty	Termination Date	Net Notional Amount	Unrealized Depreciation		Net Value of Reference Entities	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Citibank NA	02/24/23 - 02/27/23	$(21,135,452)	$(355,572	)(b)	$(21,474,907)	0.2%
	JPMorgan Chase Bank NA	02/08/23	(22,102,115)	(682,432	)(c)	(22,787,335)	0.2%

				$(1,038,004)		$(44,262,242)

(a)

The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 18-725 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Intercontinental Exchange LIBOR USD 1 Month

United States Overnight Bank Funding Rate

(b)	Amount includes $(16,117) of net dividends and financing fees.
(c)	Amount includes $2,788 of net dividends and financing fees.

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank NA, as of March 31, 2019, expiration dates 02/24/23 - 02/27/23:

	Shares	Value	% of Basket Value
Reference Entity - Short
Canada
Pembina Pipeline Corp.	(6,680)	$(245,386)	1.1%

China
Alibaba Health Information Technology Ltd.	(268,000)	(310,360)	1.4
China Everbright International Ltd.	(414,000)	(421,688)	2.0
China Evergrande Group	(240,000)	(799,323)	3.7
China International Capital Corp. Ltd.	(258,400)	(599,847)	2.8
Great Wall Motor Co. Ltd.	(622,500)	(468,366)	2.2
Huazhu Group Ltd.	(23,454)	(988,352)	4.6
Vipshop Holdings Ltd.	(17,421)	(139,891)	0.7
Wuxi Biologics Cayman, Inc.	(91,000)	(886,468)	4.1
ZTO Express Cayman, Inc.	(62,191)	(1,136,851)	5.3

		(5,751,146)
France
Bollore SA	(31,336)	(141,697)	0.7

Germany
Daimler AG (Registered)	(3,269)	(191,836)	0.9
Innogy SE	(414)	(19,143)	0.1
thyssenkrupp AG	(58,632)	(806,536)	3.8
Volkswagen AG	(5,742)	(936,103)	4.4
Volkswagen AG (Preference)	(3,290)	(518,685)	2.4

		(2,472,303)
Japan
LINE Corp.	(7,800)	(274,676)	1.3
Nippon Paint Holdings Co. Ltd.	(11,100)	(438,162)	2.0
Sharp Corp.	(2,400)	(26,516)	0.1

		(739,354)
Mexico
Industrias Penoles SAB de CV	(8,216)	(102,531)	0.5

South Korea
Hyundai Heavy Industries Co. Ltd.	(2,440)	(256,345)	1.2
LG Display Co. Ltd.	(28,043)	(483,230)	2.3
Lotte Corp.	(4,697)	(204,726)	1.0
Netmarble Corp.	(8,597)	(947,995)	4.4

		(1,892,296)
Sweden
Svenska Handelsbanken AB	(6,908)	(72,935)	0.3

Switzerland
Swisscom AG (Registered)	(443)	(216,747)	1.0

Taiwan
Advantech Co. Ltd.	(69,000)	(574,200)	2.7
Hotai Motor Co. Ltd.	(26,000)	(319,102)	1.5

		(893,302)
United Kingdom
Linde plc	(6,373)	(1,121,202)	5.2

United States
AmerisourceBergen Corp.	(3,854)	(306,470)	1.4
Aptiv plc	(5,079)	(403,730)	1.9
Baker Hughes a GE Co.	(7,878)	(218,378)	1.0
Diamondback Energy, Inc.	(3,635)	(369,062)	1.8
Digital Realty Trust, Inc.	(3,681)	(438,039)	2.1
DISH Network Corp.	(5,547)	(175,784)	0.9
Fortive Corp.	(8,063)	(676,405)	3.2
Freeport-McMoRan, Inc.	(66,750)	(860,407)	4.1
Hormel Foods Corp.	(16,346)	(731,647)	3.5
Incyte Corp.	(1,464)	(125,919)	0.7
NVIDIA Corp.	(358)	(64,282)	0.4
Regeneron Pharmaceuticals, Inc.	(1,432)	(588,008)	2.8
Sherwin-Williams Co. (The)	(2,104)	(906,214)	4.3
T Rowe Price Group, Inc.	(13,179)	(1,319,481)	6.2
Worldpay, Inc.	(5,658)	(642,182)	3.1

		(7,826,008)

Total Reference Entity — Short		(21,474,907)

Net Value of Reference Entity — Citibank NA		$(21,474,907)

17

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Global Allocation V.I. Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of March 31, 2019, expiration dates 02/08/23:

	Shares	Value	% of Basket Value
Reference Entity - Short
Australia
Transurban Group	(64,554)	$(605,459)	2.7%

Brazil
Lojas Americanas SA (Preference)	(50,254)	(213,705)	0.9
Ultrapar Participacoes SA	(9,666)	(115,587)	0.5

		(329,292)
Canada
Barrick Gold Corp.	(6,725)	(92,193)	0.4
Cenovus Energy, Inc.	(145,249)	(1,260,814)	5.5
Saputo, Inc.	(28,275)	(963,764)	4.2

		(2,316,771)
China
AAC Technologies Holdings, Inc.	(74,500)	(441,898)	1.9
Autohome, Inc.	(6,212)	(653,005)	2.9
Brilliance China Automotive Holdings Ltd.	(744,000)	(739,034)	3.2
China Everbright International Ltd.	(234,000)	(238,345)	1.0
China International Capital Corp. Ltd.	(12,400)	(28,785)	0.1
China Southern Airlines Co. Ltd.	(184,000)	(164,643)	0.7
China State Construction International Holdings Ltd.	(240,000)	(225,220)	1.0
Geely Automobile Holdings Ltd.	(175,000)	(335,822)	1.5
Huazhu Group Ltd.	(771)	(32,490)	0.1
iQIYI, Inc.	(26,470)	(633,162)	2.8
Shenzhou International Group Holdings Ltd.	(35,000)	(470,233)	2.1
Sunny Optical Technology Group Co. Ltd.	(123,000)	(1,474,572)	6.5
Vipshop Holdings Ltd.	(111,162)	(892,631)	3.9
Zhuzhou CRRC Times Electric Co. Ltd.	(33,500)	(198,321)	0.9

		(6,528,161)
France
Bollore SA	(26,268)	(118,777)	0.5

Germany
Daimler AG (Registered)	(16,739)	(982,299)	4.3
thyssenkrupp AG	(43,586)	(599,564)	2.6

		(1,581,863)
Hong Kong
China Gas Holdings Ltd.	(29,400)	(103,574)	0.5

Japan
Daiichi Sankyo Co. Ltd.	(5,200)	(240,124)	1.1
FamilyMart UNY Holdings Co. Ltd.	(44,100)	(1,124,148)	4.9
Fast Retailing Co. Ltd.	(2,800)	(1,318,691)	5.8
LINE Corp.	(4,200)	(147,902)	0.6
Makita Corp.	(5,600)	(195,720)	1.0
Nippon Paint Holdings Co. Ltd.	(19,100)	(753,955)	3.4
SMC Corp.	(1,400)	(527,739)	2.4
Softbank Corp.	(1,100)	(12,393)	0.2
SoftBank Group Corp.	(700)	(68,234)	0.4

		(4,388,906)
Poland
Santander Bank Polska SA	(1,366)	(135,666)	0.7

Romania
NEPI Rockcastle plc	(1,701)	(14,316)	0.2

South Africa
Remgro Ltd.	(1,241)	(15,971)	0.2

South Korea
LG Display Co. Ltd.	(7,056)	(121,587)	0.6
Lotte Corp.	(865)	(37,702)	0.3
Lotte Shopping Co. Ltd.	(691)	(108,510)	0.6
Netmarble Corp.	(4,481)	(494,122)	2.3

		(761,921)
Taiwan
ASE Industrial Holding Co. Ltd.	(31,000)	(68,002)	0.4
Largan Precision Co. Ltd.	(2,000)	(299,968)	1.4

		(367,970)
United Kingdom
BT Group plc	(122,811)	(356,805)	1.7

United States
Activision Blizzard, Inc.	(3,138)	(142,873)	0.7
Brown-Forman Corp.	(11,426)	(603,064)	2.7
Conagra Brands, Inc.	(3,317)	(92,014)	0.5
Concho Resources, Inc.	(3,669)	(407,112)	1.9
Deere & Co.	(386)	(61,698)	0.4
Digital Realty Trust, Inc.	(2,471)	(294,049)	1.4
Electronic Arts, Inc.	(4,939)	(501,951)	2.3
Incyte Corp.	(3,493)	(300,433)	1.4
Molson Coors Brewing Co.	(6,673)	(398,044)	1.8
Sherwin-Williams Co. (The)	(905)	(389,793)	1.8
Square, Inc.	(11,874)	(889,600)	4.0
Tesla, Inc.	(2,792)	(781,369)	3.5
Workday, Inc.	(1,555)	(299,883)	1.4

		(5,161,883)

Total Reference Entity — Short		(22,787,335)

Net Value of Reference Entity — JPMorgan Chase Bank NA		$(22,787,335)

18

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Global Allocation V.I. Fund

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index	Reference Rate
3 month LIBOR	London Interbank Offered Rate	2.60%
6 month EURIBOR	Euro Interbank Offered Rate	(0.23%)

Currency

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound

INR — Indian Rupee

JPY — Japanese Yen

NOK — Norwegian Krone

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

ZAR — South African Rand

Portfolio Abbreviations

ADR — American Depositary Receipt

CDX — Credit Default Swap Index

CVA — Certification Van Aandelon (Dutch Certificate)

EURIBOR — Euro Interbank Offered Rate

NASDAQ — National Association of Securities Dealers Automated

LIBOR — London Interbank Offered Rate

OTC — Over-The-Counter

PCL — Public Company Limited

PIK — Pay-In-Kind

REIT — Real Estate Investment Trust

S&P — S&P Global Ratings

SPDR — S&P Depository Receipt

19

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Global Allocation V.I. Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	$1,462,044	$16,474,928	$5,491,044	$23,428,016
Belgium	—	132,128	—	132,128
Brazil	48,827,294	—	—	48,827,294
Canada	158,743,501	—	—	158,743,501
Chile	1,899,345	—	—	1,899,345
China	51,347,130	98,457,187	—	149,804,317
Czech Republic	—	3,708,752	—	3,708,752
Denmark	—	10,948,449	—	10,948,449
Finland	—	800,860	—	800,860
France	28,492,882	186,823,996	—	215,316,878
Germany	—	97,625,743	—	97,625,743
Hong Kong	3,104,379	82,341,962	—	85,446,341
India	—	93,086,164	—	93,086,164
Indonesia	—	3,372,186	—	3,372,186
Italy	9,766,590	36,025,569	—	45,792,159
Japan	—	652,328,051	—	652,328,051
Macau	—	52,343	—	52,343
Malaysia	—	1,264,545	—	1,264,545
Mexico	1,028,828	—	—	1,028,828
Netherlands	30,273,491	189,106,764	—	219,380,255
Norway	—	339,147	—	339,147
Peru	703,288	—	—	703,288
Portugal	—	2,383,351	—	2,383,351

20

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Global Allocation V.I. Fund

	Level 1	Level 2	Level 3	Total
Singapore	$—	$49,899,326	$—	$49,899,326
South Africa	1,782	676,747	—	678,529
South Korea	3,316,866	47,146,826	—	50,463,692
Spain	—	44,611,124	—	44,611,124
Sweden	—	1,017,926	—	1,017,926
Switzerland	—	83,719,337	—	83,719,337
Taiwan	10,039,179	73,324,675	—	83,363,854
Thailand	3,669,302	14,429,292	—	18,098,594
Turkey	—	33,445	—	33,445
United Arab Emirates	—	19,258,641	—	19,258,641
United Kingdom	25,525,888	117,405,086	—	142,930,974
United States	2,900,420,531	—	3,033,083	2,903,453,614
Corporate Bonds:
Australia	—	—	38,503,380	38,503,380
Chile	—	223,547	—	223,547
China	—	5,389,678	—	5,389,678
France	—	6,917,486	—	6,917,486
India	—	62	—	62
Japan	—	26,109,655	—	26,109,655
Luxembourg	—	2,015,152	—	2,015,152
Netherlands	—	9,806,523	—	9,806,523
Singapore	—	5,289,384	—	5,289,384
Switzerland	—	4,468,361	—	4,468,361
Turkey	—	—	3,905,500	3,905,500
United Kingdom	—	10,485,064	—	10,485,064
United States	—	333,864,476	—	333,864,476
Floating Rate Loan Interests	—	13,245,648	—	13,245,648
Foreign Government Obligations	—	188,790,106	—	188,790,106
Investment Companies	127,347,981	—	—	127,347,981
Preferred Securities:
Brazil	4,261,659	—	—	4,261,659
China	—	28,109,838	—	28,109,838
Germany	—	24,607,375	—	24,607,375
Netherlands	—	3,365,856	—	3,365,856
South Korea	—	703,612	—	703,612
United Kingdom	—	28,592,434	—	28,592,434
United States	21,108,527	51,252,195	84,294,862	156,655,584
U.S. Treasury Obligations	—	2,327,584,262	—	2,327,584,262
Short-Term Securities:
Foreign Government Obligations	—	332,194,418	—	332,194,418
Money Market Funds	48,675,567	—	—	48,675,567
Time Deposits	—	1,515,788	—	1,515,788
U.S. Treasury Obligations	—	379,512,406	—	379,512,406
Options Purchased:
Equity contracts	—	14,084,094	—	14,084,094
Foreign currency exchange contracts	—	2,046,398	—	2,046,398
Interest rate contracts	—	927,413	—	927,413
Liabilities:
Investment Sold Short
Common Stocks
Japan	—	(13,344,668)	—	(13,344,668)

Subtotal	$3,480,016,054	$5,714,551,113	$135,227,869	$9,329,795,036

Investments valued at NAV(a)				187,957,022

Total Investments				$9,517,752,058

Derivative Financial Instruments(b)
Assets:
Equity contracts	$—	$4,250,645	$—	$4,250,645
Foreign currency exchange contracts	—	7,479,296	—	7,479,296
Interest rate contracts	—	18,499,314	—	18,499,314
Liabilities:
Credit contracts	—	(31,054)	—	(31,054)
Equity contracts	(3,327,829)	(38,352,019)	—	(41,679,848)
Foreign currency exchange contracts	—	(5,781,679)	—	(5,781,679)
Interest rate contracts	—	(15,625,132)	—	(15,625,132)

	$(3,327,829)	$(29,560,629)	$—	$(32,888,458)

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

21

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Global Allocation V.I. Fund

During the period ended March 31, 2019, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Preferred Securities	Total
Investments:
Assets:
Opening Balance, as of December 31, 2018	$9,124,363	$42,178,532	$75,248,455	$126,551,350
Transfers into level 3	—	—	—	—
Transfers out of level 3	—	—	—	—
Accrued discounts/premiums	—	(774,237)	—	(774,237)
Net realized gain (loss)	—	—	—	—
Net change in unrealized appreciation (depreciation)(a)	(600,236)	1,004,585	9,046,407	9,450,756
Purchases	—	—	—	—
Sales	—	—	—	—

Closing Balance, as of March 31, 2019	$8,524,127	$42,408,880	$84,294,862	$135,227,869

Net change in Unrealized appreciation (depreciation) on investments still held at March 31, 2019(a)	$(600,236)	$1,004,585	$9,046,407	$9,450,756

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2019 is generally due to investments no longer held or categorized as level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $3,082,263. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	Weighted Avgerage of Unobservable Inputs
Common Stocks	$5,491,864	Market	Revenue Multiple(a)	2.40x	—
			Time to Exit(a)	0.5 years	—
			Volatility(a)	43%	—
		Income	Discount Rate(b)	16%	—
Corporate Bonds	42,408,880	Income	Discount Rate(b)	16% - 35%	18%
Preferred Stocks(c)	84,294,862	Market	Revenue Multiple(a)	2.4x - 16.75x	8.15x
			Time to Exit(b)	0.5 - 1.8 years	—
			Volatility(b)	43%	—
			Discount Rate(b)	20%	—

	$132,195,606

(a)	Increase in unobservable input may result in a significant increase to value, while a decrease in unobservable input may result in a significant decrease to value.
(b)	Decrease in unobservable input may result in a significant increase to value, while an increase in unobservable input may result in a significant decrease to value.
(c)

For the period ended March 31, 2019, the valuation technique for investments classified as preferred stocks amounting to $8,762,145 changed to PWERM. The investments were previously valued utilizing Transaction Price. The change was due to consideration of the information that was available at the time the investments were valued.

22